State Street SPDR Portfolio SP 500 Value ETF Investment Strategy - State Street SPDR Portfolio SP 500 Value ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P 500 Value Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index measures the performance of the large-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The S&P 500 Index focuses on the large capitalization U.S. equity market, including common stock and real estate investment trusts (“REITs”). The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Global Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations of at least $22.7 billion and float-adjusted market capitalizations of at least $11.35 billion at the time of inclusion. The minimum required capitalization may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 0.75 or greater at the time of addition to the S&P Composite 1500 Index (the Index's parent index); (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive as-reported earnings over the most recent four consecutive quarters (measured using the sum of earnings over those quarters) and for the most recent quarter. Meeting these criteria does not guarantee automatic inclusion into the Index. Given the limited number of companies that the Index can have and that it must reflect sector representation, some eligible companies may not be added to the Index at a particular time. S&P Dow Jones Indices LLC's Index Committee makes the final determination and approval of all Index constituents. The Index is market capitalization weighted, subject to capping requirements to comply with the Internal Revenue Code of 1986, as amended (the “Code”). The Index is reconstituted annually after the close of business on the third Friday of December and rebalances quarterly after the close of business on the third Friday of March, June, September and December. As of August 31, 2025, a significant portion of the Fund comprised companies in the technology and financial sectors, although this may change from time to time. As of July 31, 2025, the Index comprised 398 stocks.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.